Related Party Transaction - Schedule of Accounts Receivable Resulting from the Related Party Transactions (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Trade account receivables	$ 23.6	$ 22.8
Vitol Group of Companies [Member]
Related Party Transaction [Line Items]
Trade account receivables	18.8	14.1
VTTI Group of Companies [Member]
Related Party Transaction [Line Items]
Trade account receivables	$ 4.8	$ 8.7